Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,158,894.12
Previously Paid Amount	0.00
Total Fee Amount	1,402.94
Total Offset Amount	0.00
Net Fee	$ 1,402.94
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A